Debt issues - Summary of balances (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Debt issues
Short-term debt	$ 16,477	$ 25,838
Long-term debt	133,848	155,619
Total debt issues	150,325	181,457	$ 172,596
Own issuances
Debt issues
Short-term debt	16,477	25,838
Covered bonds
Debt issues
Long-term debt	36,051	38,037
Senior
Debt issues
Long-term debt	89,766	109,340
Securitisation
Debt issues
Long-term debt	8,000	8,190
Structured notes
Debt issues
Long-term debt	31	52
Parent Entity
Debt issues
Short-term debt	14,160	23,695
Long-term debt	113,506	132,979
Total debt issues	127,666	156,674	$ 152,288
Parent Entity | Own issuances
Debt issues
Short-term debt	14,160	23,695
Parent Entity | Covered bonds
Debt issues
Long-term debt	31,926	33,160
Parent Entity | Senior
Debt issues
Long-term debt	$ 81,580	$ 99,819